Investment securities - Hedge Funds redemption frequency and Private Equity Fund lock-up period (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities and Other long-term investments
Fair value	$ 430.4	$ 299.2	$ 123.0
Other long-term investments
Equity securities and Other long-term investments
Fair value	349.0	269.5
Other long-term investments | Hedge funds
Equity securities and Other long-term investments
Fair value	101.3	60.2
Outstanding distribution from investments	0.0	0.0
Other long-term investments | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Fair value	28.7
Other long-term investments | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Fair value	0.8
Other long-term investments | Hedge funds | Semi-Annual Redemption Frequency
Equity securities and Other long-term investments
Fair value	0.9
Other long-term investments | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Fair value	70.9
Other long-term investments | Private equity securities
Equity securities and Other long-term investments
Fair value	180.2	145.1
Outstanding distribution from investments	83.5	$ 92.1	$ 106.6
Other long-term investments | Private equity securities | Lock-up period of 1 - 3 years
Equity securities and Other long-term investments
Fair value	27.5
Other long-term investments | Private equity securities | Lock-up period of 3 - 5 years
Equity securities and Other long-term investments
Fair value	4.5
Other long-term investments | Private equity securities | Lock-up period of 5 - 10 years
Equity securities and Other long-term investments
Fair value	148.2
Other long-term investments | 30-59 days notice | Hedge funds
Equity securities and Other long-term investments
Fair value	0.8
Other long-term investments | 30-59 days notice | Hedge funds | Quarterly Redemption Frequency
Equity securities and Other long-term investments
Fair value	0.8
Other long-term investments | 60-89 days notice | Hedge funds
Equity securities and Other long-term investments
Fair value	48.2
Other long-term investments | 60-89 days notice | Hedge funds | Monthly Redemption Frequency
Equity securities and Other long-term investments
Fair value	28.7
Other long-term investments | 60-89 days notice | Hedge funds | Semi-Annual Redemption Frequency
Equity securities and Other long-term investments
Fair value	0.9
Other long-term investments | 60-89 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Fair value	18.6
Other long-term investments | 90-119 days notice | Hedge funds
Equity securities and Other long-term investments
Fair value	52.2
Other long-term investments | 90-119 days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Fair value	52.2
Other long-term investments | 120+ days notice | Hedge funds
Equity securities and Other long-term investments
Fair value	0.1
Other long-term investments | 120+ days notice | Hedge funds | Annual Redemption Frequency
Equity securities and Other long-term investments
Fair value	$ 0.1